Consolidated Statements of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Current assets:
Cash and cash equivalents	₪ 20,065	$ 5,354	₪ 17,817
Accounts receivables:
Trade receivables	1,933	516	354
Other	1,253	334	3,543
Restricted deposit	584	154
Inventory	3,052	814	700
Total current assets	26,887	7,172	22,414
Non-current assets:
Restricted deposit	580	155	503
Long term-receivables	68	18	92
Property and equipment, net	5,274	1,407	3,582
Intangible assets, net	1,273	340	1,454
Total non-current assets	7,195	1,920	5,631
Total assets	34,082	9,092	28,045
Current liabilities:
Loan	84	22
Accounts payable:
Trade payables	2,331	622	2,922
Accrued liabilities and other	2,366	631	1,996
Contract liabilities	3,636	970
Total current liabilities	8,417	2,245	4,918
Non-current liabilities:
Debentures at fair value			12,639
Warrants at fair value	2,434	649
Derivatives	363	97	141
Royalties to the Israel Innovation Authority	1,185	316	1,203
Loan	84	22
Long term contract liabilities	3,673	980
Long-term payables			61
Total non-current liabilities	7,739	2,064	14,044
Commitments and contingent liabilities
Total liabilities	16,156	4,309	18,962
Equity:
Ordinary shares	5,716	1,525	4,998
Additional paid in capital and warrants	196,870	52,527	178,467
Accumulated deficit	(184,660)	(49,269)	(174,382)
Total equity	17,926	4,783	9,083
Total liabilities and equity	₪ 34,082	$ 9,092	₪ 28,045